PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Schedule of Property and Equipment

	December 31
	2013	2012
	U.S. dollars in thousands
Manufacturing equipment	$17,993	$14,365
Buildings	10,269	8,985
Laboratory equipment	2,792	2,442
Land*	951	951
Furniture, office equipment and computers	1,082	886
Leasehold improvements	161	161
Vehicles	18	42
Advances on account of acquisition of machinery and equipment	119	636
	33,385	28,468
Less: accumulated depreciation and amortization	7,021	5,504
	$26,364	$22,964